INCOME TAXES - Temporary differences and tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Deferred income tax assets		$ 145
Deferred tax liabilities	$ (2,194)	(2,157)
Net deferred income tax liabilities	(4,682)	(5,220)
Tax losses carried forward
Income Taxes [Line Items]
Deferred income tax assets	18,968	19,394
Withholding tax liability [Member]
Income Taxes [Line Items]
Deferred tax liabilities	(2,194)	(2,157)
Mineral properties, plant and equipment
Income Taxes [Line Items]
Deferred tax liabilities	(20,298)	(24,557)
Other Taxable Temporary Differences [Member]
Income Taxes [Line Items]
Deferred tax liabilities	$ (1,158)	(220)
Other deductible temporary differences
Income Taxes [Line Items]
Deferred income tax assets		$ 2,320